Income Taxes - Movement in Deferred Tax Assets and Liabilities (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	₨ (9,843)	₨ (2,969)	₨ 3,180
Credit/(charge) in the consolidated statement of income	(1,794)	3,469	(4,280)
Credit/(charge) in other comprehensive income	200	(514)	(1,313)
On account of business combinations and others	(1,616)	(9,829)	(556)
Ending balance	(13,053)	(9,843)	(2,969)
Carry forward losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,144	1,637	2,044
Credit/(charge) in the consolidated statement of income	397	1,083	(230)
Credit/(charge) in other comprehensive income	83	101	(22)
On account of business combinations and others	0	(677)	(155)
Ending balance	2,624	2,144	1,637
Trade payables, accrued expenses and other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	6,103	5,115	4,994
Credit/(charge) in the consolidated statement of income	99	363	279
Credit/(charge) in other comprehensive income	165	41	(171)
On account of business combinations and others	0	584	13
Ending balance	6,367	6,103	5,115
Allowances for lifetime expected credit loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,987	3,208	3,921
Credit/(charge) in the consolidated statement of income	(1,234)	(248)	(734)
Credit/(charge) in other comprehensive income	(10)	27	21
On account of business combinations and others	0
Ending balance	1,743	2,987	3,208
Minimum alternate tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			3,425
Credit/(charge) in the consolidated statement of income			(3,425)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,058)	(1,268)	(686)
Credit/(charge) in the consolidated statement of income	202	289	(649)
Credit/(charge) in other comprehensive income	(55)	(30)	66
On account of business combinations and others	0	(49)	1
Ending balance	(911)	(1,058)	(1,268)
Amortizable goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,285)	(2,065)	(2,166)
Credit/(charge) in the consolidated statement of income	(299)	(1,129)	34
Credit/(charge) in other comprehensive income	(271)	(91)	67
On account of business combinations and others	0
Ending balance	(3,855)	(3,285)	(2,065)
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(9,645)	(1,249)	(1,541)
Credit/(charge) in the consolidated statement of income	1,947	1,910	759
Credit/(charge) in other comprehensive income	(722)	(212)	(55)
On account of business combinations and others	(1,750)	(10,094)	(412)
Ending balance	(10,170)	(9,645)	(1,249)
Interest income and fair value movement of investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,067)	(1,582)	(626)
Credit/(charge) in the consolidated statement of income	(367)	424	(730)
Credit/(charge) in other comprehensive income	264	(245)	(226)
On account of business combinations and others	0	336
Ending balance	(1,170)	(1,067)	(1,582)
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(466)	(452)	561
Credit/(charge) in the consolidated statement of income	0
Credit/(charge) in other comprehensive income	825	(14)	(1,013)
On account of business combinations and others	0
Ending balance	359	(466)	(452)
Contract asset / (Contract liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(60)	91	(11)
Credit/(charge) in the consolidated statement of income	(298)	(205)	101
Credit/(charge) in other comprehensive income	(12)	7	4
On account of business combinations and others	0	47	(3)
Ending balance	(370)	(60)	91
Special Economic Zone re-investment reserve [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(5,549)	(6,494)	(6,614)
Credit/(charge) in the consolidated statement of income	(1,688)	945	120
Credit/(charge) in other comprehensive income	0
On account of business combinations and others	0
Ending balance	(7,237)	(5,549)	(6,494)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	53	90	(121)
Credit/(charge) in the consolidated statement of income	(553)	37	195
Credit/(charge) in other comprehensive income	(67)	(98)	16
On account of business combinations and others	134	24
Ending balance	₨ (433)	₨ 53	₨ 90